Related Party Transactions (Details Narrative) - USD ($)									3 Months Ended		12 Months Ended
	Apr. 10, 2025	Nov. 14, 2024	Apr. 11, 2024	Apr. 10, 2024	Feb. 29, 2024	Jan. 04, 2020	Jan. 04, 2018	Sep. 30, 2011	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Maturity date		Nov. 13, 2030
Promissory Loan [Member]
Proceeds from loans			$ 160,000		$ 200,000
Maturity date			Apr. 10, 2025		Feb. 20, 2025
Interest rate			8.50%		8.50%
Accumulated interest									$ 1,932	$ 1,863	$ 15,068
Promissory Loan [Member] | Subsequent Event [Member]
Maturity date	Apr. 09, 2026
Promissory Loan One [Member]
Accumulated interest									3,565		10,078
Sales Representative Agreement [Member]
Consulting agreement term						2 years	2 years
Payments for commissions									83,436	65,727	331,106	$ 321,030
Diamond Bar Outdoors, Inc [Member]
Lease cost				$ 41,000
Payments for rent									$ 10,250	$ 8,640	$ 39,390	$ 34,561
Related party transaction description of transaction								Diamond Bar leased a showroom in High Point, North Carolina from the Company’s President who is currently also the Chief Executive Officer and Chairperson of the Board
Lessee operating lease renewal term				1 year